UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NRFAX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2026

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$121	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Class A with load	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$9,426	$10,000	$10,000
02/2016	$9,432	$9,926	$10,043
03/2016	$10,375	$10,599	$10,994
04/2016	$10,072	$10,767	$10,983
05/2016	$10,257	$10,827	$10,978
06/2016	$10,856	$10,706	$11,375
07/2016	$11,287	$11,158	$11,945
08/2016	$10,874	$11,168	$11,633
09/2016	$10,720	$11,227	$11,517
10/2016	$10,138	$11,010	$10,862
11/2016	$9,952	$11,168	$10,565
12/2016	$10,420	$11,435	$10,873
01/2017	$10,322	$11,711	$10,931
02/2017	$10,700	$12,036	$11,272
03/2017	$10,399	$12,164	$11,097
04/2017	$10,386	$12,344	$11,218
05/2017	$10,286	$12,606	$11,315
06/2017	$10,574	$12,654	$11,399
07/2017	$10,687	$12,957	$11,606
08/2017	$10,654	$12,975	$11,621
09/2017	$10,672	$13,266	$11,582
10/2017	$10,532	$13,517	$11,526
11/2017	$10,772	$13,810	$11,847
12/2017	$10,795	$13,997	$11,999
01/2018	$10,373	$14,736	$11,998
02/2018	$9,592	$14,125	$11,194
03/2018	$9,931	$13,817	$11,456
04/2018	$10,034	$13,976	$11,680
05/2018	$10,423	$14,064	$11,873
06/2018	$10,901	$14,057	$12,042
07/2018	$10,953	$14,496	$12,144
08/2018	$11,285	$14,675	$12,259
09/2018	$10,962	$14,757	$12,006
10/2018	$10,696	$13,674	$11,561
11/2018	$11,243	$13,829	$11,990
12/2018	$10,289	$12,777	$11,323
01/2019	$11,405	$13,771	$12,554
02/2019	$11,483	$14,186	$12,535
03/2019	$11,845	$14,372	$12,975
04/2019	$11,845	$14,882	$12,804
05/2019	$11,845	$14,023	$12,767
06/2019	$11,894	$14,947	$12,966
07/2019	$11,910	$15,021	$13,011
08/2019	$12,219	$14,714	$13,255
09/2019	$12,485	$15,027	$13,567
10/2019	$12,827	$15,409	$13,906
11/2019	$12,676	$15,838	$13,736
12/2019	$12,745	$16,313	$13,804
01/2020	$12,908	$16,214	$13,920
02/2020	$11,974	$14,843	$12,773
03/2020	$9,642	$12,879	$9,866
04/2020	$10,040	$14,286	$10,562
05/2020	$10,282	$14,976	$10,587
06/2020	$10,472	$15,372	$10,859
07/2020	$10,918	$16,107	$11,161
08/2020	$11,160	$17,183	$11,442
09/2020	$10,884	$16,591	$11,086
10/2020	$10,548	$16,082	$10,717
11/2020	$11,593	$18,138	$12,131
12/2020	$12,008	$18,907	$12,556
01/2021	$11,754	$18,719	$12,455
02/2021	$12,310	$19,199	$12,916
03/2021	$12,680	$19,838	$13,284
04/2021	$13,521	$20,761	$14,137
05/2021	$13,780	$21,060	$14,390
06/2021	$13,975	$21,374	$14,502
07/2021	$14,445	$21,757	$15,058
08/2021	$14,646	$22,298	$15,256
09/2021	$13,890	$21,372	$14,372
10/2021	$14,879	$22,583	$15,231
11/2021	$14,476	$22,088	$14,890
12/2021	$15,360	$23,032	$15,832
01/2022	$14,504	$21,813	$14,923
02/2022	$14,216	$21,262	$14,554
03/2022	$14,818	$21,845	$15,207
04/2022	$14,044	$20,030	$14,374
05/2022	$13,170	$20,046	$13,749
06/2022	$11,990	$18,309	$12,554
07/2022	$12,949	$19,763	$13,554
08/2022	$12,101	$18,937	$12,674
09/2022	$10,656	$17,176	$11,100
10/2022	$10,889	$18,410	$11,431
11/2022	$11,730	$19,690	$12,201
12/2022	$11,383	$18,854	$11,860
01/2023	$12,450	$20,188	$12,925
02/2023	$11,891	$19,702	$12,355
03/2023	$11,589	$20,311	$11,953
04/2023	$11,908	$20,667	$12,178
05/2023	$11,352	$20,461	$11,633
06/2023	$11,700	$21,698	$11,982
07/2023	$12,072	$22,427	$12,433
08/2023	$11,679	$21,891	$12,016
09/2023	$10,980	$20,947	$11,282
10/2023	$10,574	$20,339	$10,742
11/2023	$11,770	$22,246	$11,883
12/2023	$12,882	$23,338	$13,008
01/2024	$12,299	$23,618	$12,485
02/2024	$12,310	$24,620	$12,410
03/2024	$12,709	$25,411	$12,839
04/2024	$11,967	$24,467	$12,072
05/2024	$12,444	$25,560	$12,483
06/2024	$12,490	$26,080	$12,526
07/2024	$13,257	$26,539	$13,282
08/2024	$14,013	$27,241	$14,113
09/2024	$14,481	$27,740	$14,538
10/2024	$13,796	$27,189	$13,800
11/2024	$14,202	$28,437	$14,129
12/2024	$13,104	$27,696	$13,129
01/2025	$13,244	$28,673	$13,358
02/2025	$13,568	$28,467	$13,655
03/2025	$13,204	$27,199	$13,339
04/2025	$13,345	$27,441	$13,466
05/2025	$13,704	$29,065	$13,805
06/2025	$13,828	$30,320	$13,926
07/2025	$13,501	$30,710	$13,764
08/2025	$14,167	$31,511	$14,365
09/2025	$14,295	$32,524	$14,493
10/2025	$14,076	$33,175	$14,271
11/2025	$14,339	$33,269	$14,558
12/2025	$14,156	$33,538	$14,387
01/2026	$14,635	$34,289	$14,926

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	10.50%	4.48%	4.50%	8.18%
Class A with 5.75% MSCFootnote Reference1	4.13%	3.25%	3.88%	7.93%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NRFAX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2026

TAEW99A-0126

Class C

NRCFX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2026

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$199	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Class C	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$10,000	$10,000	$10,000
02/2016	$10,000	$9,926	$10,043
03/2016	$10,992	$10,599	$10,994
04/2016	$10,659	$10,767	$10,983
05/2016	$10,854	$10,827	$10,978
06/2016	$11,479	$10,706	$11,375
07/2016	$11,934	$11,158	$11,945
08/2016	$11,485	$11,168	$11,633
09/2016	$11,314	$11,227	$11,517
10/2016	$10,695	$11,010	$10,862
11/2016	$10,493	$11,168	$10,565
12/2016	$10,977	$11,435	$10,873
01/2017	$10,867	$11,711	$10,931
02/2017	$11,264	$12,036	$11,272
03/2017	$10,932	$12,164	$11,097
04/2017	$10,911	$12,344	$11,218
05/2017	$10,807	$12,606	$11,315
06/2017	$11,100	$12,654	$11,399
07/2017	$11,211	$12,957	$11,606
08/2017	$11,169	$12,975	$11,621
09/2017	$11,180	$13,266	$11,582
10/2017	$11,034	$13,517	$11,526
11/2017	$11,271	$13,810	$11,847
12/2017	$11,285	$13,997	$11,999
01/2018	$10,845	$14,736	$11,998
02/2018	$10,017	$14,125	$11,194
03/2018	$10,365	$13,817	$11,456
04/2018	$10,472	$13,976	$11,680
05/2018	$10,862	$14,064	$11,873
06/2018	$11,352	$14,057	$12,042
07/2018	$11,398	$14,496	$12,144
08/2018	$11,742	$14,675	$12,259
09/2018	$11,401	$14,757	$12,006
10/2018	$11,110	$13,674	$11,561
11/2018	$11,669	$13,829	$11,990
12/2018	$10,674	$12,777	$11,323
01/2019	$11,824	$13,771	$12,554
02/2019	$11,905	$14,186	$12,535
03/2019	$12,269	$14,372	$12,975
04/2019	$12,261	$14,882	$12,804
05/2019	$12,253	$14,023	$12,767
06/2019	$12,294	$14,947	$12,966
07/2019	$12,311	$15,021	$13,011
08/2019	$12,613	$14,714	$13,255
09/2019	$12,882	$15,027	$13,567
10/2019	$13,225	$15,409	$13,906
11/2019	$13,070	$15,838	$13,736
12/2019	$13,127	$16,313	$13,804
01/2020	$13,285	$16,214	$13,920
02/2020	$12,311	$14,843	$12,773
03/2020	$9,904	$12,879	$9,866
04/2020	$10,311	$14,286	$10,562
05/2020	$10,548	$14,976	$10,587
06/2020	$10,739	$15,372	$10,859
07/2020	$11,194	$16,107	$11,161
08/2020	$11,431	$17,183	$11,442
09/2020	$11,136	$16,591	$11,086
10/2020	$10,795	$16,082	$10,717
11/2020	$11,848	$18,138	$12,131
12/2020	$12,266	$18,907	$12,556
01/2021	$11,999	$18,719	$12,455
02/2021	$12,563	$19,199	$12,916
03/2021	$12,927	$19,838	$13,284
04/2021	$13,769	$20,761	$14,137
05/2021	$14,031	$21,060	$14,390
06/2021	$14,224	$21,374	$14,502
07/2021	$14,689	$21,757	$15,058
08/2021	$14,892	$22,298	$15,256
09/2021	$14,110	$21,372	$14,372
10/2021	$15,108	$22,583	$15,231
11/2021	$14,681	$22,088	$14,890
12/2021	$15,576	$23,032	$15,832
01/2022	$14,696	$21,813	$14,923
02/2022	$14,396	$21,262	$14,554
03/2022	$14,987	$21,845	$15,207
04/2022	$14,200	$20,030	$14,374
05/2022	$13,302	$20,046	$13,749
06/2022	$12,101	$18,309	$12,554
07/2022	$13,062	$19,763	$13,554
08/2022	$12,202	$18,937	$12,674
09/2022	$10,738	$17,176	$11,100
10/2022	$10,971	$18,410	$11,431
11/2022	$11,802	$19,690	$12,201
12/2022	$11,453	$18,854	$11,860
01/2023	$12,508	$20,188	$12,925
02/2023	$11,940	$19,702	$12,355
03/2023	$11,636	$20,311	$11,953
04/2023	$11,954	$20,667	$12,178
05/2023	$11,380	$20,461	$11,633
06/2023	$11,723	$21,698	$11,982
07/2023	$12,093	$22,427	$12,433
08/2023	$11,682	$21,891	$12,016
09/2023	$10,985	$20,947	$11,282
10/2023	$10,563	$20,339	$10,742
11/2023	$11,749	$22,246	$11,883
12/2023	$12,863	$23,338	$13,008
01/2024	$12,275	$23,618	$12,485
02/2024	$12,285	$24,620	$12,410
03/2024	$12,684	$25,411	$12,839
04/2024	$11,943	$24,467	$12,072
05/2024	$12,419	$25,560	$12,483
06/2024	$12,465	$26,080	$12,526
07/2024	$13,230	$26,539	$13,282
08/2024	$13,985	$27,241	$14,113
09/2024	$14,452	$27,740	$14,538
10/2024	$13,768	$27,189	$13,800
11/2024	$14,174	$28,437	$14,129
12/2024	$13,078	$27,696	$13,129
01/2025	$13,218	$28,673	$13,358
02/2025	$13,542	$28,467	$13,655
03/2025	$13,177	$27,199	$13,339
04/2025	$13,318	$27,441	$13,466
05/2025	$13,677	$29,065	$13,805
06/2025	$13,801	$30,320	$13,926
07/2025	$13,474	$30,710	$13,764
08/2025	$14,139	$31,511	$14,365
09/2025	$14,267	$32,524	$14,493
10/2025	$14,048	$33,175	$14,271
11/2025	$14,311	$33,269	$14,558
12/2025	$14,128	$33,538	$14,387
01/2026	$14,606	$34,289	$14,926

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	9.69%	3.70%	3.86%	7.93%
Class C with 1.00% CDSCFootnote Reference1	8.69%	3.70%	3.86%	7.93%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NRCFX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2026

TAEW99C-0126

Class N

NRFNX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2026

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$90	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Class N	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$10,000	$10,000	$10,000
02/2016	$10,013	$9,926	$10,043
03/2016	$11,017	$10,599	$10,994
04/2016	$10,690	$10,767	$10,983
05/2016	$10,898	$10,827	$10,978
06/2016	$11,535	$10,706	$11,375
07/2016	$12,001	$11,158	$11,945
08/2016	$11,563	$11,168	$11,633
09/2016	$11,401	$11,227	$11,517
10/2016	$10,786	$11,010	$10,862
11/2016	$10,590	$11,168	$10,565
12/2016	$11,094	$11,435	$10,873
01/2017	$10,991	$11,711	$10,931
02/2017	$11,405	$12,036	$11,272
03/2017	$11,081	$12,164	$11,097
04/2017	$11,066	$12,344	$11,218
05/2017	$10,968	$12,606	$11,315
06/2017	$11,275	$12,654	$11,399
07/2017	$11,396	$12,957	$11,606
08/2017	$11,366	$12,975	$11,621
09/2017	$11,388	$13,266	$11,582
10/2017	$11,243	$13,517	$11,526
11/2017	$11,502	$13,810	$11,847
12/2017	$11,530	$13,997	$11,999
01/2018	$11,087	$14,736	$11,998
02/2018	$10,251	$14,125	$11,194
03/2018	$10,615	$13,817	$11,456
04/2018	$10,733	$13,976	$11,680
05/2018	$11,146	$14,064	$11,873
06/2018	$11,663	$14,057	$12,042
07/2018	$11,722	$14,496	$12,144
08/2018	$12,078	$14,675	$12,259
09/2018	$11,742	$14,757	$12,006
10/2018	$11,452	$13,674	$11,561
11/2018	$12,040	$13,829	$11,990
12/2018	$11,020	$12,777	$11,323
01/2019	$12,220	$13,771	$12,554
02/2019	$12,311	$14,186	$12,535
03/2019	$12,694	$14,372	$12,975
04/2019	$12,703	$14,882	$12,804
05/2019	$12,713	$14,023	$12,767
06/2019	$12,761	$14,947	$12,966
07/2019	$12,779	$15,021	$13,011
08/2019	$13,111	$14,714	$13,255
09/2019	$13,412	$15,027	$13,567
10/2019	$13,782	$15,409	$13,906
11/2019	$13,625	$15,838	$13,736
12/2019	$13,698	$16,313	$13,804
01/2020	$13,869	$16,214	$13,920
02/2020	$12,866	$14,843	$12,773
03/2020	$10,359	$12,879	$9,866
04/2020	$10,797	$14,286	$10,562
05/2020	$11,059	$14,976	$10,587
06/2020	$11,260	$15,372	$10,859
07/2020	$11,743	$16,107	$11,161
08/2020	$12,007	$17,183	$11,442
09/2020	$11,713	$16,591	$11,086
10/2020	$11,360	$16,082	$10,717
11/2020	$12,474	$18,138	$12,131
12/2020	$12,934	$18,907	$12,556
01/2021	$12,666	$18,719	$12,455
02/2021	$13,269	$19,199	$12,916
03/2021	$13,673	$19,838	$13,284
04/2021	$14,570	$20,761	$14,137
05/2021	$14,854	$21,060	$14,390
06/2021	$15,075	$21,374	$14,502
07/2021	$15,577	$21,757	$15,058
08/2021	$15,816	$22,298	$15,256
09/2021	$14,998	$21,372	$14,372
10/2021	$16,072	$22,583	$15,231
11/2021	$15,626	$22,088	$14,890
12/2021	$16,603	$23,032	$15,832
01/2022	$15,675	$21,813	$14,923
02/2022	$15,366	$21,262	$14,554
03/2022	$16,015	$21,845	$15,207
04/2022	$15,184	$20,030	$14,374
05/2022	$14,234	$20,046	$13,749
06/2022	$12,965	$18,309	$12,554
07/2022	$14,006	$19,763	$13,554
08/2022	$13,098	$18,937	$12,674
09/2022	$11,534	$17,176	$11,100
10/2022	$11,789	$18,410	$11,431
11/2022	$12,702	$19,690	$12,201
12/2022	$12,333	$18,854	$11,860
01/2023	$13,482	$20,188	$12,925
02/2023	$12,883	$19,702	$12,355
03/2023	$12,567	$20,311	$11,953
04/2023	$12,914	$20,667	$12,178
05/2023	$12,319	$20,461	$11,633
06/2023	$12,687	$21,698	$11,982
07/2023	$13,098	$22,427	$12,433
08/2023	$12,674	$21,891	$12,016
09/2023	$11,916	$20,947	$11,282
10/2023	$11,476	$20,339	$10,742
11/2023	$12,783	$22,246	$11,883
12/2023	$13,988	$23,338	$13,008
01/2024	$13,371	$23,618	$12,485
02/2024	$13,371	$24,620	$12,410
03/2024	$13,815	$25,411	$12,839
04/2024	$13,017	$24,467	$12,072
05/2024	$13,532	$25,560	$12,483
06/2024	$13,586	$26,080	$12,526
07/2024	$14,427	$26,539	$13,282
08/2024	$15,255	$27,241	$14,113
09/2024	$15,772	$27,740	$14,538
10/2024	$15,030	$27,189	$13,800
11/2024	$15,473	$28,437	$14,129
12/2024	$14,280	$27,696	$13,129
01/2025	$14,438	$28,673	$13,358
02/2025	$14,794	$28,467	$13,655
03/2025	$14,400	$27,199	$13,339
04/2025	$14,560	$27,441	$13,466
05/2025	$14,958	$29,065	$13,805
06/2025	$15,083	$30,320	$13,926
07/2025	$14,736	$30,710	$13,764
08/2025	$15,471	$31,511	$14,365
09/2025	$15,614	$32,524	$14,493
10/2025	$15,372	$33,175	$14,271
11/2025	$15,668	$33,269	$14,558
12/2025	$15,471	$33,538	$14,387
01/2026	$16,004	$34,289	$14,926

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 5/1/13
Class N	10.85%	4.79%	4.81%	5.06%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NRFNX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2026

TAEW99N-0126

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Annual Shareholder Report - January 31, 2026

This annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$95	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Fund is actively managed and primarily invests in global real estate securities. Performance is influenced by underlying real estate assets, company management, and capital market conditions. The Fund's investment strategy is built upon our team's highest conviction securities, resulting in a high active share and a portfolio diversified across property types and geographic regions: North America, Europe, and Asia Pacific.

Top Contributors to Performance

• The Fund’s relative overweights to Welltower and CareTrust REIT, plus lack of exposure to Alexandria Real Estate, were the top individual contributors.

• Stock selection in the United States, Hong Kong, and Spain was positive, as were the Fund’s relative overweights to France, the Netherlands, and the United Kingdom.

• On a sector basis, selection within Industrial, Triple Net Lease, and Health Care, plus an overweight to Industrial, most notably contributed.

Top Detractors from Performance

• Relative overweights to AvalonBay Communities and Highwoods Properties, as well as exposure to off-benchmark HMC Capital, were the leading individual detractors.

• Stock selection in Australia, Japan, and the United Kingdom, plus underweights to Switzerland, Japan, and Hong Kong, notably detracted from relative performance.

• On a sector basis, selection within Diversified, Apartment, and Manufactured Housing, plus an overweight to Apartments, detracted from relative performance.

Investment Activity

The investment strategy seeks to identify real estate equity securities with the best total return potential using top-down research and bottom-up security selection. AEW leverages proprietary market research, external direct real estate research, and extensive firm experience in all decisions. Over the period, we increased exposure to the Asia Pacific region and Switzerland while decreasing exposure to the United States, Sweden, and France.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

Table Summary
	Class Y	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)
01/2016	$10,000	$10,000	$10,000
02/2016	$10,007	$9,926	$10,043
03/2016	$11,014	$10,599	$10,994
04/2016	$10,687	$10,767	$10,983
05/2016	$10,895	$10,827	$10,978
06/2016	$11,523	$10,706	$11,375
07/2016	$11,990	$11,158	$11,945
08/2016	$11,551	$11,168	$11,633
09/2016	$11,391	$11,227	$11,517
10/2016	$10,776	$11,010	$10,862
11/2016	$10,580	$11,168	$10,565
12/2016	$11,081	$11,435	$10,873
01/2017	$10,978	$11,711	$10,931
02/2017	$11,385	$12,036	$11,272
03/2017	$11,065	$12,164	$11,097
04/2017	$11,050	$12,344	$11,218
05/2017	$10,952	$12,606	$11,315
06/2017	$11,257	$12,654	$11,399
07/2017	$11,378	$12,957	$11,606
08/2017	$11,348	$12,975	$11,621
09/2017	$11,368	$13,266	$11,582
10/2017	$11,224	$13,517	$11,526
11/2017	$11,475	$13,810	$11,847
12/2017	$11,509	$13,997	$11,999
01/2018	$11,058	$14,736	$11,998
02/2018	$10,229	$14,125	$11,194
03/2018	$10,592	$13,817	$11,456
04/2018	$10,710	$13,976	$11,680
05/2018	$11,123	$14,064	$11,873
06/2018	$11,630	$14,057	$12,042
07/2018	$11,689	$14,496	$12,144
08/2018	$12,054	$14,675	$12,259
09/2018	$11,708	$14,757	$12,006
10/2018	$11,427	$13,674	$11,561
11/2018	$12,006	$13,829	$11,990
12/2018	$10,993	$12,777	$11,323
01/2019	$12,184	$13,771	$12,554
02/2019	$12,274	$14,186	$12,535
03/2019	$12,666	$14,372	$12,975
04/2019	$12,666	$14,882	$12,804
05/2019	$12,675	$14,023	$12,767
06/2019	$12,722	$14,947	$12,966
07/2019	$12,749	$15,021	$13,011
08/2019	$13,072	$14,714	$13,255
09/2019	$13,371	$15,027	$13,567
10/2019	$13,741	$15,409	$13,906
11/2019	$13,584	$15,838	$13,736
12/2019	$13,656	$16,313	$13,804
01/2020	$13,826	$16,214	$13,920
02/2020	$12,834	$14,843	$12,773
03/2020	$10,336	$12,879	$9,866
04/2020	$10,763	$14,286	$10,562
05/2020	$11,025	$14,976	$10,587
06/2020	$11,236	$15,372	$10,859
07/2020	$11,719	$16,107	$11,161
08/2020	$11,982	$17,183	$11,442
09/2020	$11,687	$16,591	$11,086
10/2020	$11,324	$16,082	$10,717
11/2020	$12,448	$18,138	$12,131
12/2020	$12,895	$18,907	$12,556
01/2021	$12,627	$18,719	$12,455
02/2021	$13,229	$19,199	$12,916
03/2021	$13,620	$19,838	$13,284
04/2021	$14,528	$20,761	$14,137
05/2021	$14,812	$21,060	$14,390
06/2021	$15,032	$21,374	$14,502
07/2021	$15,533	$21,757	$15,058
08/2021	$15,761	$22,298	$15,256
09/2021	$14,941	$21,372	$14,372
10/2021	$16,015	$22,583	$15,231
11/2021	$15,581	$22,088	$14,890
12/2021	$16,542	$23,032	$15,832
01/2022	$15,615	$21,813	$14,923
02/2022	$15,318	$21,262	$14,554
03/2022	$15,965	$21,845	$15,207
04/2022	$15,123	$20,030	$14,374
05/2022	$14,186	$20,046	$13,749
06/2022	$12,916	$18,309	$12,554
07/2022	$13,956	$19,763	$13,554
08/2022	$13,049	$18,937	$12,674
09/2022	$11,497	$17,176	$11,100
10/2022	$11,752	$18,410	$11,431
11/2022	$12,651	$19,690	$12,201
12/2022	$12,281	$18,854	$11,860
01/2023	$13,429	$20,188	$12,925
02/2023	$12,831	$19,702	$12,355
03/2023	$12,513	$20,311	$11,953
04/2023	$12,860	$20,667	$12,178
05/2023	$12,265	$20,461	$11,633
06/2023	$12,631	$21,698	$11,982
07/2023	$13,042	$22,427	$12,433
08/2023	$12,619	$21,891	$12,016
09/2023	$11,873	$20,947	$11,282
10/2023	$11,433	$20,339	$10,742
11/2023	$12,726	$22,246	$11,883
12/2023	$13,927	$23,338	$13,008
01/2024	$13,311	$23,618	$12,485
02/2024	$13,323	$24,620	$12,410
03/2024	$13,764	$25,411	$12,839
04/2024	$12,955	$24,467	$12,072
05/2024	$13,469	$25,560	$12,483
06/2024	$13,521	$26,080	$12,526
07/2024	$14,361	$26,539	$13,282
08/2024	$15,187	$27,241	$14,113
09/2024	$15,688	$27,740	$14,538
10/2024	$14,960	$27,189	$13,800
11/2024	$15,402	$28,437	$14,129
12/2024	$14,210	$27,696	$13,129
01/2025	$14,368	$28,673	$13,358
02/2025	$14,723	$28,467	$13,655
03/2025	$14,328	$27,199	$13,339
04/2025	$14,487	$27,441	$13,466
05/2025	$14,885	$29,065	$13,805
06/2025	$15,008	$30,320	$13,926
07/2025	$14,661	$30,710	$13,764
08/2025	$15,395	$31,511	$14,365
09/2025	$15,523	$32,524	$14,493
10/2025	$15,295	$33,175	$14,271
11/2025	$15,590	$33,269	$14,558
12/2025	$15,391	$33,538	$14,387
01/2026	$15,909	$34,289	$14,926

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class Y	10.73%	4.73%	4.75%	8.71%
MSCI World Index (Net)	19.58%	12.87%	13.11%	-%
FTSE EPRA Nareit Developed Index (Net)	11.74%	3.69%	4.09%	-%

Key Fund Statistics

Table Summary
Total Net Assets	$34,686,318
# of Portfolio Holdings (including overnight repurchase agreements)	60
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	1.7%
Office REITs	5.9%
Diversified REITs	7.9%
Health Care REITs	10.1%
Residential REITs	10.4%
Real Estate Management & Development	14.3%
Industrial REITs	15.5%
Specialized REITs	17.0%
Retail REITs	17.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Welltower, Inc.	10.1%
Prologis, Inc.	6.3%
Equinix, Inc.	4.9%
AvalonBay Communities, Inc.	4.1%
Digital Realty Trust, Inc.	3.8%
Simon Property Group, Inc.	3.8%
Highwoods Properties, Inc.	3.7%
Brixmor Property Group, Inc.	3.3%
VICI Properties, Inc.	3.2%
CubeSmart	3.1%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.4%
Hong Kong	3.5%
United Kingdom	4.4%
Australia	6.4%
Japan	8.7%
United States	65.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Annual Shareholder Report

January 31, 2026

TAEW99Y-0126

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial and accounting officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/24- 1/31/25	2/1/25- 1/31/26	2/1/24- 1-31-25	2/1/25- 1/31/26	2/1/24- 1/31/25	2/1/25- 1/31/26	2/1/23- 1/31/24	2/1/24- 1/31/25

Natixis Funds Trust IV	$374,359	$49,621	$45	$42	$88,587	$95,444	$--	$--

1.	Audit-related fees consist of:

2025 & 2026 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2025 & 2026 – review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2025 and 2026 were

$88,632 and $95,486, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P (“AEW”), and entities controlling, controlled by or under common control with AEW (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/24- 1/31/25	2/1/25- 1/31/26	2/1/24- 1/31/25	2/1/25- 1/31/26	2/1/24- 1/31/25	2/1/25- 1/31/26

Control Affiliates	$--	$--	$10,216	$1,865	$--	$245,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/24-1/31/25	2/1/25-1/31/26

Control Affiliates	$236,491	$714,457

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.

Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
January 31, 2026

AEW Global Focused Real Estate Fund

Portfolio of Investments – as of January 31, 2026
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 100.0% of Net Assets
	Australia — 6.4%
35,273	Goodman Group	$749,328
138,148	GPT Group	507,557
313,678	Mirvac Group	435,626
303,920	Vicinity Ltd.	518,502
		2,211,013
	Belgium — 0.3%
912	VGP NV	111,843
	Canada — 2.0%
18,630	Chartwell Retirement Residences, UNIT	276,649
45,560	Dream Industrial Real Estate Investment Trust	430,288
		706,937
	France — 2.2%
1,492	Gecina SA	137,042
1,896	Klepierre SA	73,040
7,073	Mercialys SA	88,992
4,331	Unibail-Rodamco-Westfield(a)	478,857
		777,931
	Germany — 2.3%
4,631	LEG Immobilien SE	334,856
9,963	TAG Immobilien AG	169,026
10,606	Vonovia SE	310,536
		814,418
	Hong Kong — 3.5%
30,732	Hongkong Land Holdings Ltd.	260,757
44,976	Link REIT	206,789
45,450	Sun Hung Kai Properties Ltd.	729,876
		1,197,422
	Japan — 8.7%
210	Advance Residence Investment Corp.	227,911
153	GLP J-Reit	140,583
440	Japan Metropolitan Fund Invest	346,316
380	Japan Real Estate Investment Corp.	306,582
27,220	Mitsubishi Estate Co. Ltd.	693,727
39,187	Mitsui Fudosan Co. Ltd.	449,353
374	Nippon Building Fund, Inc.	346,917
18,420	Sumitomo Realty & Development Co. Ltd.	512,941
		3,024,330
	Netherlands — 0.7%
8,870	CTP NV	193,372
1,489	Eurocommercial Properties NV	43,924
		237,296
	Singapore — 2.3%
196,820	Keppel DC REIT	352,682
198,700	Mapletree Pan Asia Commercial Trust	227,880
25,100	UOL Group Ltd.	214,369
		794,931
	Spain — 0.9%
19,779	Merlin Properties Socimi SA	294,375
	Sweden — 1.7%
54,257	Fastighets AB Balder, Class B(a)	409,239
7,703	Pandox AB	166,037
		575,276
	Switzerland — 0.9%
1,827	Swiss Prime Site AG	311,030
Shares	Description	Value (†)
	United Kingdom — 4.4%
47,975	British Land Co. PLC	$273,646
104,909	LondonMetric Property PLC	287,985
9,671	Safestore Holdings PLC	109,440
19,146	Segro PLC	199,474
69,184	Sirius Real Estate Ltd.	93,011
174,455	Tritax Big Box REIT PLC	396,000
20,482	UNITE Group PLC	159,296
		1,518,852
	United States — 63.7%
26,940	American Homes 4 Rent, Class A	843,761
8,060	AvalonBay Communities, Inc.	1,432,020
42,230	Brixmor Property Group, Inc.	1,131,342
53,930	Broadstone Net Lease, Inc.	998,244
28,440	CubeSmart	1,067,353
28,400	Curbline Properties Corp.	688,700
8,000	Digital Realty Trust, Inc.	1,327,600
2,065	Equinix, Inc.	1,695,220
3,730	Essex Property Trust, Inc.	939,475
49,250	Highwoods Properties, Inc.	1,273,113
19,380	LXP Industrial Trust	960,279
16,870	Prologis, Inc.	2,202,547
810	Public Storage	223,714
17,298	Realty Income Corp.	1,057,946
3,418	Ryman Hospitality Properties, Inc.	323,685
6,930	Simon Property Group, Inc.	1,325,778
39,340	VICI Properties, Inc.	1,104,667
18,550	Welltower, Inc.	3,494,078
		22,089,522
	Total Common Stocks (Identified Cost $31,712,545)	34,665,176

Principal Amount
Short-Term Investments — 1.9%
$665,189	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/30/2026 at 2.150% to be repurchased at $665,308 on 2/02/2026 collateralized by $674,600 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $678,536 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $665,189)	665,189
	Total Investments — 101.9% (Identified Cost $32,377,734)	35,330,365
	Other assets less liabilities — (1.9)%	(644,047)
	Net Assets — 100.0%	$34,686,318

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of January 31, 2026
AEW Global Focused Real Estate Fund (continued)
Currency Exposure Summary at January 31, 2026
United States Dollar	66.4%
Japanese Yen	8.7
Euro	6.4
Australian Dollar	6.4
British Pound	4.4
Hong Kong Dollar	2.7
Singapore Dollar	2.3
Canadian Dollar	2.0
Other, less than 2% each	2.6
Total Investments	101.9
Other assets less liabilities	(1.9)
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Statement of Assets and Liabilities
January 31, 2026

ASSETS
Investments at cost	$32,377,734
Net unrealized appreciation	2,952,631
Investments at value	35,330,365
Foreign currency at value (identified cost $16)	16
Receivable for Fund shares sold	43,315
Receivable from distributor (Note 5d)	129
Receivable from investment adviser (Note 5)	5,712
Dividends and interest receivable	28,329
Tax reclaims receivable	5,678
Prepaid expenses	784
TOTAL ASSETS	35,414,328
LIABILITIES
Payable for Fund shares redeemed	29,975
Deferred Trustees’ fees (Note 5)	608,740
Administrative fees payable (Note 5)	1,212
Audit and tax services fees payable	55,165
Other accounts payable and accrued expenses	32,918
TOTAL LIABILITIES	728,010
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$34,686,318
NET ASSETS CONSIST OF:
Paid-in capital	$46,650,062
Accumulated loss	(11,963,744)
NET ASSETS	$34,686,318
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$12,420,235
Shares of beneficial interest	944,465
Net asset value and redemption price per share	$13.15
Offering price per share (100/94.25 of net asset value) (Note 1)	$13.95
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$112,124
Shares of beneficial interest	8,452
Net asset value and offering price per share	$13.27
Class N shares:
Net assets	$2,990,798
Shares of beneficial interest	255,472
Net asset value, offering and redemption price per share	$11.71
Class Y shares:
Net assets	$19,163,161
Shares of beneficial interest	1,641,541
Net asset value, offering and redemption price per share	$11.67

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
3 |

Statement of Operations
For the Year Ended January 31, 2026

INVESTMENT INCOME
Dividends	$1,152,115
Interest	13,360
Less net foreign taxes withheld	(42,311)
1,123,164
Expenses
Management fees (Note 5)	261,980
Service and distribution fees (Note 5)	32,646
Administrative fees (Note 5)	14,935
Trustees' fees and expenses (Note 5)	67,755
Transfer agent fees and expenses (Notes 5, 6 and 7)	57,927
Audit and tax services fees	53,134
Custodian fees and expenses	32,641
Legal fees	1,262
Registration fees	77,299
Shareholder reporting expenses	25,214
Miscellaneous expenses	35,223
Total expenses	660,016
Less waiver and/or expense reimbursement (Note 5)	(311,735)
Less expense offset (Note 7)	(1,874)
Net expenses	346,407
Net investment income	776,757
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	1,435,274
Capital gains distributions received (Note 2)	62,245
Foreign currency transactions (Note 2c)	(4,592)
Net change in unrealized appreciation (depreciation) on:
Investments	1,180,258
Foreign currency translations (Note 2c)	1,619
Net realized and unrealized gain on Investments and Foreign currency transactions	2,674,804
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,451,561
See accompanying notes to financial statements.
| 4

Statement of Changes in Net Assets

	Year Ended January 31, 2026	Year Ended January 31, 2025
FROM OPERATIONS:
Net investment income	$776,757	$878,327
Net realized gain on investments, including distributions of capital gains received from investments and foreign currency transactions	1,492,927	2,752,845
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,181,877	(832,869)
Net increase in net assets resulting from operations	3,451,561	2,798,303
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(357,235)	(513,591)
Class C	(2,461)	(4,684)
Class N	(103,657)	(135,843)
Class Y	(655,083)	(836,551)
Total distributions	(1,118,436)	(1,490,669)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(2,800,324)	(22,659,537)
Net decrease in net assets	(467,199)	(21,351,903)
NET ASSETS
Beginning of the year	35,153,517	56,505,420
End of the year	$34,686,318	$35,153,517
See accompanying notes to financial statements.
5 |

Financial Highlights
For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022
Net asset value, beginning of the period	$12.25	$11.81	$12.25	$14.58	$12.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.28	0.28	0.24	0.22 (b)
Net realized and unrealized gain (loss)	1.01	0.61	(0.45)	(2.30)	2.68
Total from Investment Operations	1.27	0.89	(0.17)	(2.06)	2.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.45)	(0.27)	(0.15)	(0.47)
Net realized capital gains	—	—	—	(0.12)	(0.33)
Total Distributions	(0.37)	(0.45)	(0.27)	(0.27)	(0.80)
Net asset value, end of the period	$13.15	$12.25	$11.81	$12.25	$14.58
Total return(c)(d)	10.50%	7.68%	(1.21)%	(14.16)%	23.39%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,420	$13,025	$14,287	$18,018	$24,653
Net expenses(e)	1.15%	1.15%	1.17%(f)	1.15%	1.15%
Gross expenses	2.06%	2.01%	1.58%(f)	1.41%	1.42%
Net investment income	2.06%	2.26%	2.45%	1.92%	1.51%(b)
Portfolio turnover rate	64%	81%	88%	90%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.57%.
See accompanying notes to financial statements.
| 6

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022
Net asset value, beginning of the period	$12.35	$11.90	$12.33	$14.69	$12.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.19	0.20	0.15	0.12 (b)
Net realized and unrealized gain (loss)	1.01	0.61	(0.45)	(2.32)	2.69
Total from Investment Operations	1.18	0.80	(0.25)	(2.17)	2.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.35)	(0.18)	(0.07)	(0.35)
Net realized capital gains	—	—	—	(0.12)	(0.33)
Total Distributions	(0.26)	(0.35)	(0.18)	(0.19)	(0.68)
Net asset value, end of the period	$13.27	$12.35	$11.90	$12.33	$14.69
Total return(c)(d)	9.69%	6.86%	(1.86)%	(14.89)%	22.48%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$112	$147	$192	$284	$397
Net expenses(e)	1.90%	1.90%	1.91%(f)	1.90%	1.90%
Gross expenses	2.81%	2.76%	2.33%(f)	2.16%	2.18%
Net investment income	1.36%	1.49%	1.74%	1.17%	0.84%(b)
Portfolio turnover rate	64%	81%	88%	90%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.32%.
See accompanying notes to financial statements.
7 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022
Net asset value, beginning of the period	$10.95	$10.61	$11.03	$13.18	$11.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.28	0.28	0.25	0.24 (b)
Net realized and unrealized gain (loss)	0.89	0.55	(0.40)	(2.09)	2.43
Total from Investment Operations	1.16	0.83	(0.12)	(1.84)	2.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.49)	(0.30)	(0.19)	(0.51)
Net realized capital gains	—	—	—	(0.12)	(0.33)
Total Distributions	(0.40)	(0.49)	(0.30)	(0.31)	(0.84)
Net asset value, end of the period	$11.71	$10.95	$10.61	$11.03	$13.18
Total return(c)	10.85%	7.98%	(0.82)%	(13.99)%	23.76%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,991	$2,725	$3,585	$3,545	$3,654
Net expenses(d)	0.85%	0.85%	0.87%(e)	0.85%	0.85%
Gross expenses	1.67%	1.61%	1.24%(e)	1.09%	1.10%
Net investment income	2.37%	2.54%	2.71%	2.22%	1.80%(b)
Portfolio turnover rate	64%	81%	88%	90%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.23%.
See accompanying notes to financial statements.
| 8

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022
Net asset value, beginning of the period	$10.92	$10.58	$11.00	$13.14	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.26	0.27	0.25	0.23 (b)
Net realized and unrealized gain (loss)	0.89	0.56	(0.40)	(2.08)	2.42
Total from Investment Operations	1.15	0.82	(0.13)	(1.83)	2.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.48)	(0.29)	(0.19)	(0.50)
Net realized capital gains	—	—	—	(0.12)	(0.33)
Total Distributions	(0.40)	(0.48)	(0.29)	(0.31)	(0.83)
Net asset value, end of the period	$11.67	$10.92	$10.58	$11.00	$13.14
Total return(c)	10.73%	7.94%	(0.88)%	(14.00)%	23.67%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,163	$19,257	$38,441	$70,337	$113,795
Net expenses(d)	0.90%	0.90%	0.91%(e)	0.90%	0.90%
Gross expenses	1.81%	1.76%	1.33%(e)	1.16%	1.16%
Net investment income	2.31%	2.39%	2.68%	2.19%	1.70%(b)
Portfolio turnover rate	64%	81%	88%	90%	84%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.32%.
See accompanying notes to financial statements.
9 |

Notes to Financial Statements
January 31, 2026
1.Organization. Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).
The Fund is a diversified investment company.
The Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund operates as a single segment entity, focusing on investments in a portfolio of securities. The Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
| 10

Notes to Financial Statements (continued)
January 31, 2026
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2026 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2026 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund
11 |

Notes to Financial Statements (continued)
January 31, 2026
invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustees’ fees, foreign currency gains and losses and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2026 and 2025 was as follows:
2026 Distributions			2025 Distributions
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$1,118,436	$ —	$1,118,436	$1,490,669	$ —	$1,490,669
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$180,686
Capital loss carryforward:
Short-term:
No expiration date	(6,860,656)
Long-term:
No expiration date	(7,026,964)
Total capital loss carryforward	(13,887,620)
Unrealized appreciation	2,351,930
Total accumulated losses	$(11,355,004)
| 12

Notes to Financial Statements (continued)
January 31, 2026
As of January 31, 2026, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
Federal tax cost	$32,979,236
Gross tax appreciation	$3,123,824
Gross tax depreciation	(772,695)
Net tax appreciation	$2,351,129
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
13 |

Notes to Financial Statements (continued)
January 31, 2026
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,211,013	$ —	$2,211,013
Belgium	—	111,843	—	111,843
France	—	777,931	—	777,931
Germany	—	814,418	—	814,418
Hong Kong	—	1,197,422	—	1,197,422
Japan	140,583	2,883,747	—	3,024,330
Netherlands	—	237,296	—	237,296
Singapore	—	794,931	—	794,931
Spain	—	294,375	—	294,375
Sweden	166,037	409,239	—	575,276
Switzerland	—	311,030	—	311,030
United Kingdom	202,451	1,316,401	—	1,518,852
All Other Common Stocks(a)	22,796,459	—	—	22,796,459
Total Common Stocks	23,305,530	11,359,646	—	34,665,176
Short-Term Investments	—	665,189	—	665,189
Total Investments	$23,305,530	$12,024,835	$—	$35,330,365

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended January 31, 2026, purchases and sales of securities (excluding short-term investments) were $22,252,238 and $24,778,709, respectively.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2026, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.
For the year ended January 31, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%
AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 14

Notes to Financial Statements (continued)
January 31, 2026
For the year ended January 31, 2026, the management fees and waiver of management fees for the Fund were as follows:
Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$261,980	$261,980	$ —	0.75%	— %

[1]	Management fee waiver is subject to possible recovery until January 31, 2027.
In addition, AEW reimbursed non-class specific expenses in the amount of $48,695, for the year ended January 31, 2026, which is subject to possible recovery until January 31, 2027.
No expenses were recovered during the year ended January 31, 2026, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).
Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended January 31, 2026, the service and distribution fees for the Fund were as follows:
Service Fees		Distribution Fees
Class A	Class C	Class C
$31,341	$326	$979
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended January 31, 2026, the administrative fees were as follows:
Administrative Fees
$14,935
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’
15 |

Notes to Financial Statements (continued)
January 31, 2026
accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended January 31, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $37,409.
As of January 31, 2026, the Fund owes Natixis Distribution $129 for overpayments of sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as receivable from distributor).
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2026 amounted to $299.
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended January 31, 2026, Natixis Advisors reimbursed the Fund $1,060 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended January 31, 2026, the Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$21,534	$225	$1,060	$33,234
| 16

Notes to Financial Statements (continued)
January 31, 2026
7.Expense Offset Arrangements. The Fund has entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Fund's cash balances. Transfer agent fees and expenses are presented in the Statement of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended January 31, 2026, the Fund had no borrowings under this agreement.
9.Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.
The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of January 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Number of 5% Account Holders	Percentage of Ownership
1	11.87%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
17 |

Notes to Financial Statements (continued)
January 31, 2026
11.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	55,177	$683,385	88,434	$1,082,545
Issued in connection with the reinvestment of distributions	26,586	333,836	40,672	488,193
Redeemed	(200,290)	(2,514,460)	(275,548)	(3,421,299)
Net change	(118,527)	$(1,497,239)	(146,442)	$(1,850,561)
Class C
Issued from the sale of shares	271	$3,406	540	$6,636
Issued in connection with the reinvestment of distributions	195	2,461	388	4,684
Redeemed	(3,923)	(50,275)	(5,123)	(61,162)
Net change	(3,457)	$(44,408)	(4,195)	$(49,842)
Class N
Issued from the sale of shares	62,197	$692,103	66,349	$718,553
Issued in connection with the reinvestment of distributions	9,259	103,633	12,625	135,425
Redeemed	(64,784)	(727,029)	(168,089)	(1,804,593)
Net change	6,672	$68,707	(89,115)	$(950,615)
Class Y
Issued from the sale of shares	447,820	$5,068,600	315,772	$3,443,201
Issued in connection with the reinvestment of distributions	58,395	652,054	77,605	831,720
Redeemed	(628,025)	(7,048,038)	(2,263,322)	(24,083,440)
Net change	(121,810)	$(1,327,384)	(1,869,945)	$(19,808,519)
Decrease from capital share transactions	(237,122)	$(2,800,324)	(2,109,697)	$(22,659,537)
| 18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Global Focused Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Global Focused Real Estate Fund (the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19 |

2026 U.S. Tax Distribution Information to Shareholders (Unaudited)
Qualified Dividend Income. For the fiscal year ended January 31, 2026, 23.78% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.
Qualified Business Income Deduction. For the fiscal year ended January 31, 2026, 48.37% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.
| 20

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/27
RE58A-0126
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	March 23, 2026